Short-term investments	6 Months Ended
Jun. 30, 2024
Short-term Investments
Short-term investments

Note 5 — Short-term investments

Short-term investments consist of equity securities and the details are as the following:

	December 31, 2023	June 30, 2024	June 30, 2024
	RMB	RMB	USD
		(Unaudited)	(Unaudited)
Marketable securities	18,411,162	41,730,060	5,855,371

Fair value disclosure:

December 31, 2023
	December 31,	Fair Value
	2023	Level 1	Level 2	Level 3
	RMB	RMB	RMB	RMB
Marketable securities	18,411,162	18,411,162	-	-

June 30, 2024
	June 30,	Fair Value
	2024	Level 1	Level 2	Level 3
	RMB	RMB	RMB	RMB
	(Unaudited)	(Unaudited)	(Unaudited)	(Unaudited)
Marketable securities	41,730,060	41,730,060	-	-

There is no transfer between the levels for the periods presented.

As of December 31, 2023, and June 30, 2024, short-term investments amounted to RMB 18,411,162 and RMB 41,730,060 (USD 5,855,371), respectively. During the six months ended June 30, 2024, the Company invested a total of RMB 28,115,954 (USD 3,945,102). The fair value change resulted in profit of approximately RMB 16,192,038 (USD 2,271,993).